Net Investments in Properties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Net Investment In Properties [Abstract]
Net Investments in Real Estate Properties [Table Text Block]

	March 31, 2012	December 31, 2011
Land	$107,277	$111,483
Buildings	506,775	534,999
Less: Accumulated depreciation	(108,245)	(118,054)
	$505,807	$528,428

	December 31,
	2011	2010
Land	$111,483	$111,660
Buildings	534,999	448,932
Less: Accumulated depreciation	(118,054)	(108,032)
	$528,428	$452,560

Net Investments in Operating Real Estate Properties [Table Text Block]

	March 31, 2012	December 31, 2011
Land	$24,031	$24,031
Buildings	85,876	85,844
Less: Accumulated depreciation	(17,836)	(17,121)
	$92,071	$92,754

	December 31,
	2011	2010
Land	$24,031	$24,030
Buildings	85,844	85,821
Less: Accumulated depreciation	(17,121)	(14,280)
	$92,754	$95,571

Scheduled Future Minimum Rents [Table Text Block]

Years Ending December 31,	Total
2012	$61,734
2013	59,039
2014	56,844
2015	49,094
2016	40,352